Taxes	12 Months Ended
Jun. 30, 2024
Taxes [Abstract]
TAXES

NOTE 13 – TAXES

Corporation Income Tax (“CIT”)

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Haoxi is incorporated in Cayman Islands as an offshore holding company and is not subject to tax on income or capital gain under the laws of Cayman Islands.

Haoxi HK is incorporated in Hong Kong as a holding company with no activities. Under the Hong Kong tax laws, an entity is not subject to income tax if no revenue is generated in Hong Kong.

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% EIT rate, which WFOE and Haoxi BJ are subject to. In addition, the PRC Enterprise Income Tax Law provides small or qualified small and thin-profit enterprises, annual taxable income up to RMB1 million ($140,000) is subject to an effective EIT rate of 2.5% from January 1, 2021 to December 31, 2022; where the annual taxable income exceeds RMB 1 million ($140,000) but does not exceed RMB 3 million ($420,000), the amount in excess of RMB 1 million ($140,000) is subject to an effective EIT rate of 5% from January 1, 2022 to December 31, 2022. The PRC State Tax Bureau further stipulates that annual taxable income less than RMB 3 million ($420,000) is subject to an effective EIT rate of 5% from January 1 to December 31, 2027.

The provision for income tax consisted of the following:

	Years Ended June 30,
	2024	2023	2022
Current
Cayman Islands	$—	$—	$
Hong Kong	—	—		—
China	443,582	220,653		15,008

Deferred
Cayman Islands	—	—
Hong Kong	—	—
China	—	—
Income tax provision	$443,582	$220,653		$15,008

The following table reconciles the statutory rate to the Company’s effective tax rate:

	Years Ended June 30,
	2024	2023	2022
Income tax (benefit)/expense computed at applicable tax rates (25%)	25.0%	25.0%	25%
Preferential tax treatment	(0)	(6.5)	(19.2)
Effective tax rate	25%	18.5%	5.8%

Deferred tax assets and liabilities

Components of deferred tax assets and liabilities were as follows:

	As of June 30,
	2024	2023	2022
Net operating loss carry forwards	$142,115	$142,115		$384,553
Deferred tax assets, gross	142,115	142,115		384,553
Valuation allowance on net operating loss	(142,115)	(142,115)		(384,553)
Deferred tax assets	$—	$—	$

As of each reporting date, management considers evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. On the basis of this evaluation, valuation allowance of $142,115 was recorded against the gross deferred tax asset balance as of June 30, 2023. The amount of the deferred tax asset is considered realizable because it is more likely than not that the Company will not generate sufficient future taxable income to utilize this portion of the net operating loss.

The tax payable consisted of the following:

	As of June 30,
	2024	2023	2022
VAT	$366,720	75,133	$(24,298)
Income tax	675,842	250,868	35,490
Other tax	1,796	2,092	410
Tax payable	$1,044,357	$328,093	$11,601